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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7


Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Blake Murphy
Title:     Chief Operating Officer
Phone:     (416) 363-5854  x222

Signature, Place, and Date of Signing:



  /s/ Blake Murphy         Toronto, Ontario         July 16, 2010
  ----------------         ----------------         --------------
    [Signature]              [City, State]              [Date]



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total:  $3,163,449.95  (thousands)






List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name
1            28-____________________       Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



                                                      VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
--------------       ------------------ --------- ------------ ---------- --- ---- ---------- -------- --------- ------ ---------

3M COMPANY           COMMON             88579Y101    43,258.87    547,650          DEFINED                                547,650
3M COMPANY           COMMON             88579Y101    79,361.25  1,004,700          SOLE                  840,900          163,800
AMERICAN EXPRESS CO  COMMON             025816109     3,576.97     90,100          DEFINED                                 90,100
AMERICAN EXPRESS CO  COMMON             025816109     8,023.37    202,100          SOLE                  168,100           34,000
APACHE CORP          COMMON             037411105    34,867.71    414,155          DEFINED                                414,155
APACHE CORP          COMMON             037411105    61,328.21    728,450          SOLE                  646,450           82,000
BECTON DICKINSON     COMMON             075887109    26,720.72    395,160          DEFINED                                395,160
BECTON DICKINSON     COMMON             075887109    44,007.10    650,800          SOLE                  547,100          103,700
BEMIS INC            COMMON             081437105    19,561.50    724,500          DEFINED                                724,500
BEMIS INC            COMMON             081437105    34,632.36  1,282,680          SOLE                1,065,480          217,200
BERKSHIRE HATHAWAY   CLASS B            084670702    29,477.33    369,900          DEFINED                                369,900
BERKSHIRE HATHAWAY   CLASS B            084670702    63,884.29    801,660          SOLE                  665,260          136,400
BROWN FORMAN CORP    CLASS B            115637209    11,125.51    194,400          DEFINED                                194,400
BROWN FORMAN CORP    CLASS B            115637209     2,669.78     46,650          SOLE                   46,650             -
CARNIVAL CORP        COMMON             143658300    31,274.96  1,034,225          DEFINED                              1,034,225
CARNIVAL CORP        COMMON             143658300    63,326.61  2,094,134          SOLE                1,747,828          346,306
COCA-COLA CO         COMMON             191216100    27,673.26    552,140          DEFINED                                552,140
COCA-COLA CO         COMMON             191216100    33,505.22    668,500          SOLE                  574,600           93,900
CRANE CO             COMMON             224399105    10,487.40    347,150          DEFINED                                347,150
CRANE CO             COMMON             224399105    20,603.22    682,000          SOLE                  566,090          115,910
DENTSPLY INTL INC    COMMON             249030107     2,048.84     68,500          DEFINED                                 68,500
DENTSPLY INTL INC    COMMON             249030107       478.56     16,000          SOLE                   16,000             -
EAGLE MATERIALS      COMMON             26969P108     5,427.15    209,300          DEFINED                                209,300
EAGLE MATERIALS      COMMON             26969P108     8,723.53    336,426          SOLE                  274,726           61,700
FORTUNE BRANDS INC   COMMON             349631101    20,373.60    520,000          DEFINED                                520,000
FORTUNE BRANDS INC   COMMON             349631101     4,881.83    124,600          SOLE                  124,600             -
GANNETT INC          COMMON             364730101    17,891.71  1,329,250          DEFINED                              1,329,250
GANNETT INC          COMMON             364730101    18,529.17  1,376,610          SOLE                1,178,820          197,790
GRANITE CONSTR INC   COMMON             387328107     7,144.74    303,000          DEFINED                                303,000
GRANITE CONSTR INC   COMMON             387328107     7,793.19    330,500          SOLE                  295,600           34,900
HARLEY DAVIDSON INC  COMMON             412822108     2,959.92    133,150          DEFINED                                133,150
HARLEY DAVIDSON INC  COMMON             412822108     8,454.07    380,300          SOLE                  313,400           66,900
HEARTLAND EXPRESS IN COMMON             422347104     7,807.00    537,672          DEFINED                                537,672
HEARTLAND EXPRESS IN COMMON             422347104     1,538.73    105,973          SOLE                  105,973             -
HOME DEPOT INC       COMMON             437076102     6,353.64    226,350          DEFINED                                226,350
HOME DEPOT INC       COMMON             437076102    15,873.59    565,500          SOLE                  465,900           99,600
HUBBELL INC          CLASS B            443510201    14,636.48    368,770          DEFINED                                368,770
HUBBELL INC          CLASS B            443510201    29,001.48    730,700          SOLE                  594,700          136,000
INTEL CORP           COMMON             458140100    17,657.00    907,815          DEFINED                                907,815
INTEL CORP           COMMON             458140100    32,939.94  1,693,570          SOLE                1,416,420          277,150
JOHNSON & JOHNSON    COMMON             478160104    40,962.24    693,570          DEFINED                                693,570
JOHNSON & JOHNSON    COMMON             478160104    88,507.32  1,498,600          SOLE                1,250,500          248,100
LENNAR CORP          CLASS B            526057302     5,238.43    462,350          DEFINED                                462,350
LENNAR CORP          CLASS B            526057302     1,116.66     98,558          SOLE                   98,558             -
LIZ CLAIBORNE INC    COMMON             539320101     2,976.79    705,400          DEFINED                                705,400
LIZ CLAIBORNE INC    COMMON             539320101       691.87    163,950          SOLE                  163,950             -



                                                      VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
--------------       ------------------ --------- ------------ ---------- --- ---- ---------- -------- --------- ------ ---------

MARKEL CORP          COMMON             570535104    53,596.58    157,637          DEFINED                                157,637
MARKEL CORP          COMMON             570535104   105,995.00    311,750          SOLE                  261,884           49,866
MARTIN MARIETTA MATL COMMON             573284106     3,994.55     47,100          DEFINED                                 47,100
MARTIN MARIETTA MATL COMMON             573284106       949.87     11,200          SOLE                   11,200             -
MDU RES GROUP INC    COMMON             552690109    24,888.61  1,380,400          DEFINED                              1,380,400
MDU RES GROUP INC    COMMON             552690109    26,134.49  1,449,500          SOLE                1,243,900          205,600
MERCK & CO INC       COMMON             58933Y105    40,844.09  1,167,975          DEFINED                              1,167,975
MERCK & CO INC       COMMON             58933Y105    71,062.54  2,032,100          SOLE                1,706,500          325,600
MICROSOFT CORP       COMMON             594918104    26,051.97  1,132,202          DEFINED                              1,132,202
MICROSOFT CORP       COMMON             594918104    39,144.61  1,701,200          SOLE                1,443,200          258,000
NABORS INDS LTD      COMMON             G6359F103    24,400.18  1,384,800          DEFINED                              1,384,800
NABORS INDS LTD      COMMON             G6359F103    41,461.62  2,353,100          SOLE                1,978,400          374,700
PETROLEO BRASILEIRO  ADR(2 ORD SHRS)    71654V408   186,676.02  5,439,278          SOLE                5,073,778          365,500
PFIZER INC           COMMON             717081103    36,282.15  2,544,330          DEFINED                              2,544,330
PFIZER INC           COMMON             717081103    60,976.90  4,276,080          SOLE                3,578,260          697,820
POSCO                ADR(0.25 ORD SHRS) 693483109    62,863.15    666,488          SOLE                  623,388           43,100
PROCTER & GAMBLE CO  COMMON             742718109    34,151.65    569,384          DEFINED                                569,384
PROCTER & GAMBLE CO  COMMON             742718109    60,795.73  1,013,600          SOLE                  851,300          162,300
RYANAIR HLDGS        SP ADR (5 ORD)     783513104   177,700.97  6,559,652          SOLE                6,130,652          429,000
SAMSUNG ELECTRS LTD  GDR 144A (0.5 ORD) 796050888   243,997.81    770,431          SOLE                  717,011           53,420
SIGNET               ORD USD0.18        B3C9VJ1     162,077.41  5,893,724          SOLE                5,476,247          417,477
SIMPSON MANUFACTURIN COMMON             829073105     3,294.61    134,200          DEFINED                                134,200
SIMPSON MANUFACTURIN COMMON             829073105       861.71     35,100          SOLE                   35,100             -
SK TELECOM CO LTD    ADR(1/9 ORD)       78440P108   141,061.68  9,576,489          SOLE                8,970,289          606,200
SYSCO CORP           COMMON             871829107    23,281.69    814,900          DEFINED                                814,900
SYSCO CORP           COMMON             871829107    35,252.52  1,233,900          SOLE                1,040,200          193,700
TELLABS INC          COMMON             879664100    22,746.80  3,559,750          DEFINED                              3,559,750
TELLABS INC          COMMON             879664100    33,558.36  5,251,700          SOLE                4,401,852          849,848
TIDEWATER INC        COMMON             886423102    27,524.11    710,850          DEFINED                                710,850
TIDEWATER INC        COMMON             886423102    42,011.20  1,085,000          SOLE                  927,500          157,500
TIFFANY & CO         COMMON             886547108     1,781.77     47,000          DEFINED                                 47,000
TIFFANY & CO         COMMON             886547108       443.55     11,700          SOLE                   11,700             -
UNITED TECHNOLOGIES  COMMON             913017109     9,158.80    141,100          DEFINED                                141,100
UNITED TECHNOLOGIES  COMMON             913017109    20,154.56    310,500          SOLE                  252,800           57,700
WALGREEN CO          COMMON             931422109    31,538.04  1,181,200          DEFINED                              1,181,200
WALGREEN CO          COMMON             931422109    52,756.53  1,975,900          SOLE                1,654,300          321,600
WALT DISNEY CO       COMMON             254687106    13,368.60    424,400          DEFINED                                424,400
WALT DISNEY CO       COMMON             254687106    30,725.10    975,400          SOLE                  815,600          159,800
WASHINGTON FED INC   COMMON             938824109    23,967.43  1,481,300          DEFINED                              1,481,300
WASHINGTON FED INC   COMMON             938824109    47,782.37  2,953,175          SOLE                2,488,195          464,980
WELLS FARGO & CO     COMMON             949746101    33,280.31  1,300,012          DEFINED                              1,300,012
WELLS FARGO & CO     COMMON             949746101    65,481.22  2,557,860          SOLE                2,153,860          404,000
                                                  3,163,449.95